Related Party Transactions - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 09, 2021	Jan. 11, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 22, 2020
Related Party Transaction [Line Items]
stock price per share			$ 0.000001		$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Related party transaction amounts of transaction							$ 0	$ 0
Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Outstanding balance of related party note		$ 0			$ 0		$ 0
Repayment of promissory note - related party				$ 0
Maximum borrowing capacity of working capital loan			$ 945,000			$ 945,000
Fair Value of convertible note - related party			1,064,140			1,064,140
Due to related party			$ 10,532			$ 10,532
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
stock price per share		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary share price, per share	$ 11.50
Common Class A [Member] | Convertible Debt [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
stock price per share	0.0001
Conversion price	$ 1.50
Working capital loans warrant | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of working capital loan			$ 1,500,000			$ 1,500,000
Chief Executive Officer [Member] | Convertible Debt [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Due to related party			10,000			10,000
Administrative Support Agreement | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Expenses per month		$ 10,000			$ 10,000	10,000
Expenses incurred and paid			$ 30,000			90,000
Administrative Support Agreement | Sponsor | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Expenses incurred and paid						$ 1,000
Related Party Loans [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note									$ 600,000
Outstanding balance of related party note					$ 0		$ 0		500,000
Loan conversion agreement warrant									$ 1,500,000
Related Party Loans [Member] | Working capital loans warrant | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Price of warrant									$ 1.50